Financial risk management - Disclosure of Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial liabilities [line items]
Cash and cash equivalents at beginning of year	€ 87,462	€ 240,546
Net debt	(524,981)	(565,517)
Cash flows	53,687	648,245
New borrowings	(394)	(586,151)
New leases and modifications	(25,613)	(17,296)
Foreign exchange adjustments	(2,850)	(50)
Reclassification	0	0
Gain from debt modifications	55,687
Other changes		(4,212)
Cash and cash equivalents at end of year	123,783	87,462
Net debt	(444,464)	(524,981)
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Cash flows	39,217	(152,790)
New borrowings	0	0
New leases and modifications	0	0
Foreign exchange adjustments	(2,896)	(286)
Reclassification	0	0
Gain from debt modifications	0
Other changes		(8)
Bank overdraft
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	(889)	(61,945)
Cash flows	834	61,324
New borrowings	0	0
New leases and modifications	0	0
Foreign exchange adjustments	0	0
Reclassification	(704)	(889)
Gain from debt modifications	0
Other changes		621
Liabilities arising from financing activities	(759)	(889)
Long-term borrowings
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	(587,978)	(726,891)
Cash flows	0	729,000
New borrowings	(394)	(586,151)
New leases and modifications	0	0
Foreign exchange adjustments	0	0
Reclassification	704	889
Gain from debt modifications	55,687
Other changes		(4,825)
Liabilities arising from financing activities	(531,981)	(587,978)
Lease liability, current
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	(8,802)	(6,984)
Cash flows	13,636	10,711
New borrowings	0	0
New leases and modifications	(8,755)	(5,536)
Foreign exchange adjustments	8	122
Reclassification	(8,170)	(7,115)
Gain from debt modifications	0
Other changes		0
Liabilities arising from financing activities	(12,083)	(8,802)
Lease liability, non-current | Deferred tax assets recovered in more than 12 months
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities	(14,774)	(10,243)
Cash flows	0	0
New borrowings	0	0
New leases and modifications	(16,858)	(11,760)
Foreign exchange adjustments	38	114
Reclassification	8,170	7,115
Gain from debt modifications	0
Other changes		0
Liabilities arising from financing activities	€ (23,424)	€ (14,774)